Fair Value Accounting (Details Narrative) - NPS Holdings Limited [Member] $ in Thousands	4 Months Ended
Sep. 30, 2018 USD ($)
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity earn-outs undiscounted	$ 0
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity earn-outs undiscounted	$ 33,400